Construction in Progress	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Construction in Progress
15	CONSTRUCTION IN PROGRESS

	2018	2017
	Million	Million

As of January 1	78,112	89,853
Additions	163,962	173,919
Transferred to property, plant and equipment	(169,894)	(185,660)

As of December 31	72,180	78,112

As of December 31, 2018, construction in progress primarily comprises expenditure incurred on the network expansion projects but not yet completed.